John Hancock Funds II

200 Berkeley Street

Boston, MA 02116

May 5, 2023

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”), on behalf of:
John Hancock Multimanager Aggressive Portfolio,
John Hancock Multimanager Balanced Portfolio,
John Hancock Multimanager Conservative Portfolio,
John Hancock Multimanager Growth Portfolio, and
John Hancock Multimanager Moderate Portfolio
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information dated May 1, 2023, contained in Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 249 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 26, 2023 via EDGAR, accession number 0001133228-23-002972.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary